Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 4.84%
FHLMC	4.50%	9-1-2026	$3,503	$3,507
FHLMC	7.00	6-1-2031	86,753	90,895
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.77	5-25-2044	477,788	477,579
FHLMC STRIPS Series 20 Class F±±	5.17	7-1-2029	73	73
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	4.54	6-25-2029	626,357	609,809
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	4.49	12-25-2029	1,356,636	1,321,767
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	4.49	10-25-2030	243,772	243,645
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	4.43	12-25-2030	381,918	365,667
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.47	9-25-2031	432,180	431,053
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	307,361	366,750
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.45	7-25-2033	638,334	610,786
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.26	2-25-2043	337,415	327,732
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	20,040	20,613
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	5.19	5-25-2043	623,400	625,529
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.28	10-25-2044	1,002,117	922,857
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	5.28	2-25-2045	902,620	878,490
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	4.63	1-25-2036	605,345	589,621
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.87	3-25-2036	1,493,531	1,413,541
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.89	3-25-2036	1,589,636	1,538,014
FHLMC (1 Year Treasury Constant Maturity+1.95%)±	6.08	5-1-2035	121,873	123,734
FHLMC (1 Year Treasury Constant Maturity+1.96%)±	6.03	8-1-2033	112,644	113,107
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	5.86	11-1-2034	22,816	23,225
FHLMC (1 Year Treasury Constant Maturity+2.05%)±	6.20	12-1-2035	92,017	93,745
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	6.33	10-1-2037	103,128	104,874
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.34	6-1-2033	199,700	203,357
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	6.17	5-1-2037	8,282	8,459
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	6.34	6-1-2036	165,548	170,737
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	6.37	1-1-2037	152,942	156,561
FHLMC (1 Year Treasury Constant Maturity+2.20%)±	6.44	5-1-2035	44,941	46,137
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.27	3-1-2035	163,305	168,473
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.34	12-1-2033	97,450	99,439
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	11-1-2026	7,736	7,710
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	6-1-2035	42,676	43,752
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	2-1-2034	135,066	138,048
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48%	4-1-2034	$24,758	$25,321
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	4-1-2034	32,060	32,837
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.28	4-1-2036	60,734	62,334
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.49	3-1-2027	2,203	2,197
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.24	12-1-2034	59,491	60,953
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.27	11-1-2035	225,362	230,275
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.34	5-1-2038	124,258	127,388
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.34	10-1-2038	133,667	136,748
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.35	5-1-2034	19,929	20,459
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.37	1-1-2037	17,212	17,839
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	9-1-2033	31,240	32,028
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	6-1-2035	16,562	17,111
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.41	4-1-2038	144,478	148,652
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.48	9-1-2038	315,234	325,213
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	8-1-2027	245	244
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2032	20,047	20,454
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2034	15,447	15,760
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	5-1-2034	80,537	82,522
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	6.38	4-1-2037	610,630	630,377
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	6.46	4-1-2038	200,527	206,208
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.15	11-1-2029	16,137	16,228
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.24	1-1-2035	96,116	98,641
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.41	7-1-2034	19,830	19,851
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.40	11-1-2027	18,948	18,909
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.44	9-1-2033	105,465	107,801
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	5.48	7-1-2031	6,140	6,131
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.35	7-1-2038	121,395	125,134
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.42	1-1-2028	428	428
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.44	7-1-2027	18,989	18,976
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.46	4-1-2032	174,418	175,747
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.47	1-1-2028	245	245
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.58	2-1-2035	79,942	82,008
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.61	4-1-2038	306,339	316,775
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.44	10-1-2033	100,200	101,118
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.54	2-1-2034	547,083	559,186
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.42	7-1-2029	6,732	6,767
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.53	7-1-2031	6,984	7,018
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2031	19,396	19,649
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.56	1-1-2037	305,816	316,720
FHLMC (1 Year Treasury Constant Maturity+2.41%)±	6.43	6-1-2035	74,768	76,055
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	6.47	7-1-2034	76,624	78,958
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.48	6-1-2030	59,562	59,885
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.63	6-1-2030	7,167	7,177
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	2-1-2030	13,064	13,187
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	6-1-2030	7,788	7,838
FHLMC (1 Year Treasury Constant Maturity+2.50%)±	6.38	12-1-2032	41,200	42,307
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	5.77	11-1-2029	18,007	18,034
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.67	9-1-2029	8,638	8,648
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	5.99%	9-1-2030	$14,850	$14,913
FHLMC (1 Year Treasury Constant Maturity+2.76%)±	6.76	5-1-2028	19,848	19,936
FHLMC (1 Year Treasury Constant Maturity+2.93%)±	6.94	9-1-2030	4,394	4,409
FHLMC (11th District COFI+1.25%)±	4.20	1-1-2030	1,138	1,117
FHLMC (11th District COFI+1.25%)±	4.20	7-1-2030	27,693	27,136
FHLMC (11th District COFI+1.25%)±	4.79	11-1-2030	3,542	3,477
FHLMC (12 Month Treasury Average+2.47%)±	6.84	10-1-2029	17,805	17,880
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	6.11	5-1-2031	14,736	14,772
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.19	5-1-2032	7,000	7,019
FHLMC (3 Year Treasury Constant Maturity+2.89%)±	5.35	6-1-2035	91,321	91,950
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	6.00	8-1-2029	2,027	2,045
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	5,524	5,464
FHLMC (RFUCCT1Y+1.51%)±	6.01	2-1-2037	36,181	36,776
FHLMC (RFUCCT1Y+1.61%)±	6.33	7-1-2044	54,856	56,576
FHLMC (RFUCCT1Y+1.62%)±	3.09	2-1-2050	316,888	320,998
FHLMC (RFUCCT1Y+1.62%)±	6.43	7-1-2045	227,946	234,949
FHLMC (RFUCCT1Y+1.67%)±	6.54	8-1-2035	93,011	95,420
FHLMC (RFUCCT1Y+1.72%)±	6.54	5-1-2037	334,764	345,739
FHLMC (RFUCCT1Y+1.73%)±	6.48	1-1-2035	120,903	123,525
FHLMC (RFUCCT1Y+1.74%)±	6.26	12-1-2036	88,905	92,175
FHLMC (RFUCCT1Y+1.75%)±	6.43	6-1-2033	88,580	90,211
FHLMC (RFUCCT1Y+1.75%)±	6.65	5-1-2033	36,290	36,917
FHLMC (RFUCCT1Y+1.75%)±	6.75	4-1-2035	57,810	59,250
FHLMC (RFUCCT1Y+1.76%)±	6.46	1-1-2040	404,934	418,781
FHLMC (RFUCCT1Y+1.76%)±	6.55	9-1-2039	410,071	421,652
FHLMC (RFUCCT1Y+1.76%)±	6.57	9-1-2037	85,531	88,753
FHLMC (RFUCCT1Y+1.77%)±	6.40	6-1-2035	102,767	104,250
FHLMC (RFUCCT1Y+1.77%)±	6.48	10-1-2035	315,666	322,393
FHLMC (RFUCCT1Y+1.77%)±	6.50	8-1-2042	59,444	61,802
FHLMC (RFUCCT1Y+1.77%)±	6.53	10-1-2036	98,560	101,578
FHLMC (RFUCCT1Y+1.78%)±	6.43	11-1-2035	49,425	50,538
FHLMC (RFUCCT1Y+1.80%)±	6.58	8-1-2037	381,069	392,614
FHLMC (RFUCCT1Y+1.81%)±	6.66	5-1-2039	132,897	136,001
FHLMC (RFUCCT1Y+1.81%)±	6.76	4-1-2035	298,089	306,355
FHLMC (RFUCCT1Y+1.82%)±	6.56	9-1-2037	90,573	93,504
FHLMC (RFUCCT1Y+1.85%)±	6.64	7-1-2038	300,783	311,288
FHLMC (RFUCCT1Y+1.87%)±	6.81	9-1-2036	146,374	150,011
FHLMC (RFUCCT1Y+1.88%)±	6.88	4-1-2037	64,779	66,587
FHLMC (RFUCCT1Y+1.91%)±	6.78	3-1-2032	55,704	56,762
FHLMC (RFUCCT1Y+1.92%)±	6.74	4-1-2035	314,019	320,810
FHLMC (RFUCCT1Y+1.93%)±	6.93	4-1-2037	30,150	30,950
FHLMC (RFUCCT1Y+1.99%)±	6.82	7-1-2036	90,134	92,043
FHLMC (RFUCCT1Y+2.07%)±	7.01	3-1-2038	292,312	304,110
FHLMC (RFUCCT6M+1.42%)±	6.17	2-1-2037	503	510
FHLMC (RFUCCT6M+1.69%)±	6.32	1-1-2037	271,820	279,312
FHLMC (RFUCCT6M+1.83%)±	6.36	6-1-2037	110,116	110,352
FHLMC (RFUCCT6M+2.12%)±	6.52	5-1-2037	16,137	16,152
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	4.81	4-15-2027	1,177	1,178
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.76%	6-15-2031	$11,614	$11,613
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	3.74	3-15-2032	27,058	2,695
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	4.76	4-15-2028	5,321	5,322
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	5.26	3-15-2032	17,635	17,818
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	4.81	3-15-2032	36,171	36,200
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	4.86	12-15-2032	82,828	82,966
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.61	9-15-2030	52,861	52,707
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.66	3-15-2037	31,755	31,486
FHLMC Series 3436 Class A±±	6.20	11-15-2036	138,039	141,433
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	4.76	9-15-2041	400,867	397,953
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.71	1-15-2041	8,034	8,029
FHLMC Series 4889 Class CD	3.00	4-15-2049	457,764	415,571
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	4.69	12-25-2049	2,451,698	2,404,820
FNMA	4.50	1-1-2027	8,623	8,624
FNMA	6.50	5-1-2031	15,583	16,316
FNMA	6.50	8-1-2031	98,301	101,679
FNMA	7.50	1-1-2031	2,611	2,624
FNMA	7.50	1-1-2033	17,399	17,478
FNMA	7.50	5-1-2033	25,709	25,789
FNMA	7.50	8-1-2033	23,228	23,346
FNMA	8.00	12-1-2026	1,986	1,990
FNMA	8.00	5-1-2033	21,097	21,185
FNMA (1 Year Treasury Constant Maturity+1.50%)±	5.63	8-1-2030	71,572	72,201
FNMA (1 Year Treasury Constant Maturity+1.52%)±	5.52	8-1-2033	166,434	167,589
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.83	3-1-2034	118,448	119,424
FNMA (1 Year Treasury Constant Maturity+1.66%)±	5.82	7-1-2048	280,906	285,951
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.93	2-1-2033	88,938	89,766
FNMA (1 Year Treasury Constant Maturity+1.85%)±	5.98	7-1-2038	66,190	67,187
FNMA (1 Year Treasury Constant Maturity+1.88%)±	5.88	8-1-2031	17,301	17,429
FNMA (1 Year Treasury Constant Maturity+1.96%)±	5.96	3-1-2032	8,756	8,808
FNMA (1 Year Treasury Constant Maturity+2.02%)±	6.10	12-1-2034	58,056	59,617
FNMA (1 Year Treasury Constant Maturity+2.03%)±	6.23	12-1-2032	100,183	101,754
FNMA (1 Year Treasury Constant Maturity+2.08%)±	6.21	12-1-2033	60,517	60,838
FNMA (1 Year Treasury Constant Maturity+2.08%)±	6.21	4-1-2040	28,269	28,960
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.24	9-1-2036	87,055	88,860
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.35	7-1-2035	29,437	30,155
FNMA (1 Year Treasury Constant Maturity+2.11%)±	6.17	7-1-2035	58,029	59,446
FNMA (1 Year Treasury Constant Maturity+2.12%)±	6.37	3-1-2031	3,521	3,541
FNMA (1 Year Treasury Constant Maturity+2.14%)±	6.26	5-1-2036	268,244	273,471
FNMA (1 Year Treasury Constant Maturity+2.15%)±	6.28	2-1-2033	20,872	21,124
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.17	9-1-2030	2,996	2,992
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.18	12-1-2039	48,579	48,845
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.36	6-1-2027	8,120	8,126
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.42	4-1-2038	4,033	4,172
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.18	6-1-2035	20,794	21,345
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.24	1-1-2036	48,153	49,218
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.30	9-1-2035	134,739	138,249
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.34%	9-1-2033	$48,426	$48,727
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.37	1-1-2036	174,353	174,800
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.19	8-1-2033	163,278	167,148
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.29	12-1-2040	1,458,850	1,504,865
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.44	3-1-2035	79,813	81,884
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.21	8-1-2035	153,595	157,777
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.35	10-1-2034	355,696	365,781
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.46	5-1-2037	168,555	173,294
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	15,139	15,371
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2032	24,880	25,381
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2034	100,060	102,619
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2035	107,235	110,361
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	7-1-2035	155,370	160,802
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.33	9-1-2035	481,917	495,702
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.33	12-1-2040	601,576	616,090
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	10-1-2034	73,694	75,616
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.47	8-1-2031	52,167	52,767
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.29	1-1-2037	94,132	96,360
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.30	7-1-2037	75,168	77,820
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.34	7-1-2038	1,392,498	1,442,161
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.39	5-1-2034	132,231	135,418
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.19	7-1-2029	34,074	34,124
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.29	7-1-2028	15	15
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.30	10-1-2036	115,294	119,250
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.39	4-1-2038	168,582	173,711
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.39	11-1-2038	1,058,373	1,097,815
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.43	12-1-2040	47,047	47,835
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.13	11-1-2035	31,319	32,312
FNMA (1 Year Treasury Constant Maturity+2.27%)±	6.32	1-1-2033	1,736	1,739
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.40	9-1-2026	2,266	2,264
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.23	1-1-2031	13,502	13,593
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.37	6-1-2037	430,645	445,573
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.41	8-1-2036	360,909	373,399
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.42	12-1-2030	9,814	9,959
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.40	5-1-2036	120,356	124,423
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.44	12-1-2030	50,152	50,381
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.45	12-1-2034	49,860	51,238
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.57	4-1-2028	10,964	11,018
FNMA (1 Year Treasury Constant Maturity+2.33%)±	6.43	7-1-2030	15,771	15,835
FNMA (1 Year Treasury Constant Maturity+2.34%)±	6.53	7-1-2028	10,901	10,935
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.38	9-1-2037	21,208	21,843
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.60	6-1-2027	6,472	6,490
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.47	11-1-2034	238,322	247,677
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.48	5-1-2034	39,882	40,984
FNMA (1 Year Treasury Constant Maturity+2.37%)±	5.66	9-1-2030	86,151	86,663
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.52	5-1-2033	13,338	13,443
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.42	7-1-2027	12,359	12,390
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2033	184,437	189,533
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.41%)±	6.57%	5-1-2027	$8,022	$8,043
FNMA (1 Year Treasury Constant Maturity+2.43%)±	6.55	7-1-2037	506,694	522,186
FNMA (1 Year Treasury Constant Maturity+2.44%)±	6.55	5-1-2035	183,868	189,656
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.47	9-1-2028	12,638	12,721
FNMA (1 Year Treasury Constant Maturity+2.48%)±	6.68	5-1-2033	16,206	16,349
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.49	7-1-2037	64,121	66,276
FNMA (1 Year Treasury Constant Maturity+2.50%)±	5.97	9-1-2030	63,030	63,649
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.38	3-1-2027	1,390	1,388
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.50	10-1-2029	42,893	43,252
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	6-1-2032	47,890	48,943
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.77	10-1-2028	6,090	6,123
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.84	7-1-2028	12,213	12,298
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.89	3-1-2030	1,588	1,600
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.97	5-1-2035	366,106	379,312
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.97	8-1-2035	78,097	80,893
FNMA (1 Year Treasury Constant Maturity+3.03%)±	7.16	1-1-2029	8,568	8,696
FNMA (11th District COFI+1.25%)±	4.27	4-1-2034	41,833	40,991
FNMA (11th District COFI+1.26%)±	4.19	1-1-2035	55,754	54,350
FNMA (11th District COFI+1.26%)±	4.75	1-1-2038	1,084	1,074
FNMA (11th District COFI+1.27%)±	4.22	3-1-2033	21,054	20,831
FNMA (11th District COFI+1.28%)±	4.27	9-1-2037	427,545	422,940
FNMA (11th District COFI+1.68%)±	4.63	1-1-2036	56,913	55,874
FNMA (11th District COFI+1.70%)±	4.65	4-1-2030	174	172
FNMA (11th District COFI+1.80%)±	4.75	10-1-2027	2,972	2,959
FNMA (11th District COFI+1.80%)±	4.76	6-1-2034	19,289	18,957
FNMA (11th District COFI+1.82%)±	5.03	5-1-2028	4,530	4,499
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	7,987	8,104
FNMA (11th District COFI+1.92%)±	4.80	9-1-2030	59,936	59,461
FNMA (11th District COFI+1.93%)±	4.89	12-1-2036	4,496	4,458
FNMA (11th District COFI+1.94%)±	4.91	3-1-2033	75,236	74,551
FNMA (12 Month Treasury Average+1.25%)±	5.35	4-1-2042	316,093	317,222
FNMA (12 Month Treasury Average+1.74%)±	5.84	7-1-2035	88,915	90,196
FNMA (12 Month Treasury Average+1.76%)±	5.84	10-1-2035	231,575	236,222
FNMA (12 Month Treasury Average+1.77%)±	5.86	6-1-2035	130,000	132,270
FNMA (12 Month Treasury Average+1.84%)±	5.92	11-1-2035	16,562	16,803
FNMA (12 Month Treasury Average+1.84%)±	5.93	11-1-2035	165,809	169,186
FNMA (12 Month Treasury Average+1.86%)±	5.98	11-1-2035	6,141	6,260
FNMA (12 Month Treasury Average+1.93%)±	6.02	11-1-2035	150,852	153,449
FNMA (12 Month Treasury Average+2.04%)±	6.17	8-1-2045	113,748	118,052
FNMA (12 Month Treasury Average+2.08%)±	6.21	1-1-2035	171,797	175,756
FNMA (12 Month Treasury Average+2.09%)±	6.17	10-1-2035	67,784	69,445
FNMA (12 Month Treasury Average+2.11%)±	6.16	8-1-2035	27,945	28,717
FNMA (12 Month Treasury Average+2.15%)±	6.27	7-1-2035	47,899	48,844
FNMA (12 Month Treasury Average+2.36%)±	6.46	8-1-2040	181,100	183,906
FNMA (12 Month Treasury Average+2.48%)±	6.97	6-1-2040	230,592	234,421
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	14,195	14,254
FNMA (5 Year Treasury Constant Maturity+1.90%)±	5.40	9-1-2031	30,623	30,486
FNMA (5 Year Treasury Constant Maturity+2.50%)±	6.38	6-1-2028	452	454
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (Federal COFI+2.00%)±	5.88%	8-1-2029	$9,004	$9,008
FNMA (Federal COFI+2.59%)±	6.35	2-1-2029	37,296	37,279
FNMA (RFUCCT1M+1.17%)±	5.55	5-1-2029	16,908	16,981
FNMA (RFUCCT1Y+1.50%)±	6.20	9-1-2036	113,867	116,080
FNMA (RFUCCT1Y+1.53%)±	6.28	9-1-2035	149,028	153,464
FNMA (RFUCCT1Y+1.55%)±	6.43	1-1-2040	29,756	30,050
FNMA (RFUCCT1Y+1.57%)±	6.20	11-1-2044	30,821	31,591
FNMA (RFUCCT1Y+1.58%)±	6.39	9-1-2044	338,665	350,158
FNMA (RFUCCT1Y+1.58%)±	6.52	2-1-2044	19,913	20,608
FNMA (RFUCCT1Y+1.59%)±	6.34	6-1-2044	220,815	228,081
FNMA (RFUCCT1Y+1.59%)±	6.40	8-1-2045	124,748	128,834
FNMA (RFUCCT1Y+1.59%)±	6.45	2-1-2043	116,244	120,165
FNMA (RFUCCT1Y+1.60%)±	6.35	9-1-2037	299,196	305,982
FNMA (RFUCCT1Y+1.60%)±	6.60	3-1-2046	447,351	462,811
FNMA (RFUCCT1Y+1.62%)±	6.33	6-1-2036	10,871	11,070
FNMA (RFUCCT1Y+1.63%)±	6.56	11-1-2038	67,555	68,977
FNMA (RFUCCT1Y+1.64%)±	6.39	9-1-2042	62,653	64,770
FNMA (RFUCCT1Y+1.67%)±	6.37	7-1-2035	137,829	141,057
FNMA (RFUCCT1Y+1.68%)±	6.50	6-1-2041	419,834	433,359
FNMA (RFUCCT1Y+1.70%)±	6.59	4-1-2034	115,057	118,750
FNMA (RFUCCT1Y+1.72%)±	6.41	6-1-2035	25,866	26,558
FNMA (RFUCCT1Y+1.72%)±	6.54	7-1-2043	533,431	552,850
FNMA (RFUCCT1Y+1.73%)±	6.59	2-1-2045	470,460	489,872
FNMA (RFUCCT1Y+1.73%)±	6.65	9-1-2042	55,625	57,630
FNMA (RFUCCT1Y+1.75%)±	6.52	7-1-2035	112,015	114,678
FNMA (RFUCCT1Y+1.75%)±	6.63	1-1-2035	75,332	77,320
FNMA (RFUCCT1Y+1.75%)±	6.75	4-1-2034	58,597	59,684
FNMA (RFUCCT1Y+1.75%)±	6.75	5-1-2035	139,375	142,658
FNMA (RFUCCT1Y+1.77%)±	6.72	4-1-2033	145,318	148,048
FNMA (RFUCCT1Y+1.78%)±	6.55	7-1-2044	1,296,310	1,335,295
FNMA (RFUCCT1Y+1.79%)±	6.54	1-1-2042	622,137	641,381
FNMA (RFUCCT1Y+1.83%)±	6.33	1-1-2033	22,041	22,362
FNMA (RFUCCT1Y+1.90%)±	6.65	10-1-2034	182,403	187,374
FNMA (RFUCCT1Y+1.93%)±	6.64	5-1-2038	180,272	187,022
FNMA (RFUCCT1Y+1.93%)±	6.68	9-1-2035	101,406	104,876
FNMA (RFUCCT1Y+1.95%)±	6.70	5-1-2037	86,219	88,076
FNMA (RFUCCT6M+1.16%)±	5.87	8-1-2033	2,059	2,066
FNMA (RFUCCT6M+1.18%)±	5.68	8-1-2033	17,252	17,262
FNMA (RFUCCT6M+1.34%)±	5.96	10-1-2037	226,160	231,603
FNMA (RFUCCT6M+1.38%)±	6.00	8-1-2031	65,938	66,428
FNMA (RFUCCT6M+1.38%)±	6.00	10-1-2031	25,865	26,148
FNMA (RFUCCT6M+1.39%)±	6.14	1-1-2032	20,112	20,198
FNMA (RFUCCT6M+1.42%)±	5.79	12-1-2031	76,505	76,886
FNMA (RFUCCT6M+1.50%)±	6.10	9-1-2037	128,045	131,497
FNMA (RFUCCT6M+1.51%)±	5.97	11-1-2034	218,131	219,659
FNMA (RFUCCT6M+1.55%)±	6.16	3-1-2034	32,002	32,278
FNMA (RFUCCT6M+1.55%)±	6.19	1-1-2035	231,739	237,640
FNMA (RFUCCT6M+1.61%)±	6.13	6-1-2037	184,045	187,472
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT6M+1.93%)±	6.55%	6-1-2032	$38,696	$39,154
FNMA (RFUCCT6M+1.96%)±	6.78	1-1-2033	36,521	37,230
FNMA (RFUCCT6M+1.98%)±	6.60	9-1-2033	33,281	33,988
FNMA (RFUCCT6M+2.25%)±	6.96	3-1-2034	294,154	298,127
FNMA (RFUCCT6M+2.31%)±	6.68	4-1-2033	116,067	119,269
FNMA (RFUCCT6M+2.35%)±	7.01	5-1-2033	337,125	343,441
FNMA (RFUCCT6M+2.48%)±	6.98	7-1-2033	19,018	19,790
FNMA (RFUCCT6M+2.53%)±	6.88	4-1-2033	102,461	104,066
FNMA (RFUCCT6M+3.36%)±	7.79	12-1-2032	61,787	64,320
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	122,556	122,179
FNMA Series 2001-50 Class BA	7.00	10-25-2041	25,755	26,411
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	4.85	12-18-2031	15,407	15,428
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	4.74	1-25-2032	11,335	11,344
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	609,772	628,840
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	167,782	177,561
FNMA Series 2001-T12 Class A4±±	5.36	8-25-2041	1,024,215	1,025,912
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	46,139	46,710
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	146,121	151,069
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	37,657	38,465
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	4.31	8-25-2031	11,981	11,524
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	138,593	139,221
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	5.09	2-25-2032	7,647	7,680
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	4.59	9-25-2032	4,066	4,063
FNMA Series 2002-66 Class A3±±	4.58	4-25-2042	2,529,052	2,552,847
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	153,465	169,764
FNMA Series 2002-T12 Class A5±±	5.32	10-25-2041	631,623	643,330
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	592,171	627,965
FNMA Series 2002-T18 Class A5±±	5.09	5-25-2042	1,217,681	1,233,831
FNMA Series 2002-T19 Class A4±±	5.22	3-25-2042	76,988	76,884
FNMA Series 2002-W1 Class 3A±±	3.89	4-25-2042	285,834	278,707
FNMA Series 2002-W4 Class A6±±	5.23	5-25-2042	642,684	639,826
FNMA Series 2003-63 Class A8±±	4.41	1-25-2043	406,882	404,914
FNMA Series 2003-7 Class A2±±	4.68	5-25-2042	236,432	237,793
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.47	3-25-2033	380,659	377,529
FNMA Series 2003-W10 Class 2A±±	3.97	6-25-2043	768,830	760,390
FNMA Series 2003-W11 Class A1±±	7.33	6-25-2033	7,767	7,871
FNMA Series 2003-W18 Class 2A±±	5.19	6-25-2043	771,695	776,818
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	133,198	140,277
FNMA Series 2003-W3 Class 1A4±±	4.87	8-25-2042	11,873	11,581
FNMA Series 2003-W4 Class 5A±±	4.31	10-25-2042	273,675	273,435
FNMA Series 2003-W6 Class 6A±±	4.85	8-25-2042	268,629	270,002
FNMA Series 2003-W8 Class 4A±±	4.96	11-25-2042	371,103	375,718
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.31	6-25-2033	594,291	569,888
FNMA Series 2004-T1 Class 2A±±	4.28	8-25-2043	525,273	504,793
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2004-T3 Class 2A±±	5.43%	8-25-2043	$350,063	$352,521
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	177,704	183,436
FNMA Series 2004-W1 Class 3A±±	5.25	1-25-2043	21,697	21,511
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	78,183	82,109
FNMA Series 2004-W12 Class 2A±±	5.04	6-25-2044	1,003,962	982,051
FNMA Series 2004-W15 Class 3A±±	5.23	6-25-2044	1,576,787	1,591,715
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	16,202	16,846
FNMA Series 2005-W3 Class 3A±±	5.00	4-25-2045	322,541	328,629
FNMA Series 2006-W1 Class 3A±±	5.58	10-25-2045	818,600	844,824
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	5.96	8-27-2036	40,497	41,005
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	4.51	3-25-2037	146,882	145,315
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	5.89	5-25-2027	6,875	6,874
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	4.78	3-25-2043	1,402,703	1,386,306
FNMA Series 2018-47 Class PC	3.50	9-25-2047	86,299	84,456
GNMA	6.50	8-20-2034	91,708	91,247
GNMA	7.00	6-15-2033	119,381	125,863
GNMA (1 Year Treasury Constant Maturity+1.40%)±	5.31	6-20-2058	2,332	2,366
GNMA (1 Year Treasury Constant Maturity+1.50%)±	5.63	1-20-2034	479,801	487,349
GNMA (1 Year Treasury Constant Maturity+2.00%)±	6.13	4-20-2041	19,240	19,703
GNMA (1 Year Treasury Constant Maturity+2.00%)±	6.25	1-20-2041	10,668	10,912
GNMA (RFUCCT1M+0.58%)±	5.03	5-20-2058	6,235	6,239
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	191,432	1,430
Total agency securities (Cost $71,512,288)				71,559,572
Asset-backed securities: 21.78%
Acacia LLC Series 2025-1 Class A144A	5.24	11-15-2037	3,500,000	3,503,173
ACM Auto Trust Series 2025-3A Class A144A	5.01	1-22-2030	1,839,419	1,835,897
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	7,000,000	7,016,166
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	7,000,000	6,852,347
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	4,000,000	4,003,726
Ally Auto Receivables Trust Series 2025-1 Class A3	3.96	3-15-2030	1,910,000	1,912,049
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	4,685,000	4,687,134
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A2A144A	4.22	3-19-2029	4,750,000	4,753,443
Angel Oak Mortgage Trust Series 2025-HB1 Class A1 (30 Day Average U.S. SOFR+1.80%)144A±	5.87	2-25-2055	2,326,013	2,340,979
Angel Oak Mortgage Trust Series 2025-HB2 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±%%	5.64	12-25-2055	5,555,000	5,553,863
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	2,251,873	2,073,720
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	4,855,704	4,882,364
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	5.24	10-17-2042	6,480,000	6,477,814
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	376,540	373,389
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05%	3-15-2029	$3,121,711	$3,133,165
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	2,715,000	2,726,037
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (U.S. SOFR 3 Month+1.24%)144A±	5.13	7-20-2031	1,870,057	1,870,013
CarMax Auto Owner Trust Series 2023-3 Class A4	5.26	2-15-2029	1,190,000	1,209,782
CarMax Select Receivables Trust Series 2025-B Class A2	4.19	3-15-2029	5,250,000	5,252,485
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	175,420	175,432
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	575,372	573,584
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,364,012	1,316,008
Dell Equipment Finance Trust Series 2025-1 Class A2144A	4.68	7-22-2027	2,250,000	2,256,548
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	4.99	9-25-2068	97,076	96,372
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	5.34	11-25-2069	3,227,466	3,253,214
Enterprise Fleet Financing LLC Series 2025-4 Class A2144A	4.05	8-20-2028	4,500,000	4,505,785
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.20	9-25-2033	79,784	80,214
Exeter Automobile Receivables Trust Series 2021-3A Class D	1.55	6-15-2027	747,701	740,669
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	183,927	183,827
First Investors Auto Owner Trust Series 2023-1A Class A144A	6.44	10-16-2028	327,730	330,303
Flagship Credit Auto Trust Series 2020-3 Class E144A	4.98	12-15-2027	4,384,742	4,385,096
Flagship Credit Auto Trust Series 2024-1 Class A3144A	5.48	10-16-2028	5,000,000	5,013,954
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	790,827	794,986
GLS Auto Receivables Issuer Trust Series 2024-2A Class D144A	6.19	2-15-2030	5,000,000	5,129,779
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.71	8-15-2028	7,000,000	6,999,782
Imprint Payments Credit Card Master Trust Series 2025-A Class A144A	4.84	9-15-2029	6,350,000	6,363,494
John Deere Owner Trust Series 2023-C Class A4	5.39	8-15-2030	2,327,000	2,372,755
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	3,959,146	3,957,218
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	4,620,000	4,625,488
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	3,715,000	3,755,296
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.15	10-16-2036	4,299,807	4,297,233
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.31	2-19-2037	8,457,724	8,464,198
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	6,280,000	6,324,093
MNR ABS Issuer I LLC‡	8.12	12-15-2038	1,540,829	1,567,793
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	734,236	660,065
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	5.24	7-26-2066	3,806,092	3,833,535
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	6,807,500	6,900,070
NextGear Floorplan Master Owner Trust Series 2024-1A Class A2144A	5.12	3-15-2029	8,960,000	9,081,496
Nissan Auto Receivables Owner Trust Series 2025-B Class A2A	4.00	7-17-2028	9,725,000	9,730,817
Octane Receivables Trust Series 2025-RVM1 Class A144A	4.48	12-20-2046	8,000,000	8,016,004
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
OneMain Financial Issuance Trust Series 2021-1A Class A1144A	1.55%	6-16-2036	$6,000,000	$5,818,317
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.65	9-15-2036	5,120,000	5,167,047
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	4,364,000	4,357,788
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	2,945,000	2,933,673
Pagaya AI Debt Grantor Trust Series 2025-7 Class A2144A	4.53	5-15-2033	12,148,000	12,143,489
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	1,476,949	1,495,004
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	5,584,802	5,629,306
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	6,031,000	6,088,839
PFS Financing Corp. Series 2025-D Class A144A	4.47	5-15-2030	7,000,000	7,070,062
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	3,255,000	3,244,048
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	6,982,500	7,263,185
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,854,319	1,882,475
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,266,957
Santander Bank Auto Credit-Linked Notes Series 2023-A Class B144A	6.49	6-15-2033	69,578	69,669
SBNA Auto Lease Trust Series 2025-A Class A3144A	4.83	4-20-2028	1,500,000	1,509,500
SLM Private Education Loan Trust Series 2010-C Class A5 (U.S. SOFR 1 Month+4.86%)144A±	8.82	10-15-2041	2,169,599	2,280,617
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.30	12-17-2068	9,234,532	9,197,217
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.74	5-26-2055	2,283,325	2,261,019
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	5,800,000	5,826,033
Sotheby’s ArtFi Master Trust Series 2024-1A Class B144A	6.58	12-22-2031	2,000,000	2,006,893
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,156,730	1,091,596
Synchrony Card Funding LLC Series 2025-A2 Class A	4.49	5-15-2031	3,625,000	3,674,277
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	5.19	10-13-2032	2,675,043	2,675,320
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A3144A	4.27	11-20-2028	7,130,000	7,165,756
Towd Point Mortgage Trust Series 2025-FIX1 Class A1144A±±	4.97	9-25-2065	5,779,206	5,782,835
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.61	2-15-2039	8,883,856	8,844,082
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.50	9-18-2042	5,100,000	5,104,179
Truist Bank Auto Credit-Linked Notes Series 2025-1 Class B144A	4.73	9-26-2033	4,852,924	4,857,113
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	605,723	612,173
Westlake Flooring Master Trust Series 2024-1A Class B144A	6.07	2-15-2028	390,000	391,062
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1144A	4.87	6-21-2039	1,564,821	1,577,640
World Omni Auto Receivables Trust Series 2025-D Class A3	3.95	3-17-2031	3,300,000	3,308,380
Total asset-backed securities (Cost $321,777,305)				321,838,205
Corporate bonds and notes: 28.78%
Basic materials: 0.24%
Forest products & paper: 0.24%
Georgia-Pacific LLC144A	4.40	6-30-2028	3,500,000	3,538,291
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.64%
Internet: 0.13%
MercadoLibre, Inc.	2.38%	1-14-2026	$2,000,000	$1,990,692
Telecommunications: 0.51%
Frontier California, Inc. Series F	6.75	5-15-2027	3,405,000	3,456,075
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	4,015,000	4,052,627
				7,508,702
Consumer, cyclical: 6.12%
Airlines: 1.16%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	3,425,194	3,443,371
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	4,740,858	4,670,951
Delta Air Lines, Inc.	4.95	7-10-2028	2,925,000	2,969,870
United Airlines, Inc.144A	4.38	4-15-2026	6,000,000	5,992,435
				17,076,627
Auto manufacturers: 3.58%
BMW U.S. Capital LLC144A	4.15	8-11-2027	5,000,000	5,012,156
BMW U.S. Capital LLC144A	4.65	8-13-2026	6,505,000	6,534,912
Daimler Truck Finance North America LLC144A	4.30	8-12-2027	3,075,000	3,086,597
Daimler Truck Finance North America LLC144A	4.95	1-13-2028	6,305,000	6,398,959
Ford Motor Credit Co. LLC	5.13	11-5-2026	6,000,000	6,029,358
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,222,315
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	5,020,943
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,078,964
Toyota Motor Credit Corp.	4.50	5-14-2027	5,000,000	5,048,782
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	6,505,000	6,533,150
				52,966,136
Entertainment: 0.36%
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	3,400,000	3,433,915
WarnerMedia Holdings, Inc.	3.76	3-15-2027	1,896,000	1,875,817
				5,309,732
Lodging: 0.34%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,092,091
Retail: 0.68%
Lowe’s Cos., Inc.	3.95	10-15-2027	10,000,000	9,989,056
Consumer, non-cyclical: 3.41%
Agriculture: 0.48%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	7,065,863
Commercial services: 1.24%
Ashtead Capital, Inc.144A	1.50	8-12-2026	2,628,000	2,576,139
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,849,644
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Global Payments, Inc.	4.80%	4-1-2026	$6,305,000	$6,307,890
Quanta Services, Inc.	4.75	8-9-2027	6,505,000	6,571,785
				18,305,458
Food: 0.34%
Mars, Inc.144A	4.45	3-1-2027	5,000,000	5,033,888
Healthcare-products: 0.34%
Baxter International, Inc.%%	4.45	2-15-2029	5,000,000	5,022,460
Healthcare-services: 0.20%
UnitedHealth Group, Inc.	4.40	6-15-2028	3,000,000	3,036,068
Pharmaceuticals: 0.81%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,541,194
Cencora, Inc.	4.63	12-15-2027	3,140,000	3,179,346
EMD Finance LLC144A	4.13	8-15-2028	3,180,000	3,184,880
Pfizer, Inc.	3.88	11-15-2027	3,000,000	3,004,817
				11,910,237
Energy: 0.53%
Oil & gas: 0.47%
ConocoPhillips Co.	4.40	7-15-2027	6,805,000	6,860,450
Oil & gas services: 0.06%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	922,608	921,854
Financial: 11.10%
Banks: 6.04%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	5,000,000	5,093,470
Bank of America Corp. (U.S. SOFR+1.11%)±	4.62	5-9-2029	7,000,000	7,095,515
Bank of New York Mellon (U.S. SOFR+1.14%)±	4.73	4-20-2029	4,740,000	4,824,023
Citibank NA	4.58	5-29-2027	5,000,000	5,047,820
Citigroup, Inc. (U.S. SOFR+0.87%)±	4.79	3-4-2029	5,000,000	5,070,682
Fifth Third Bank NA (U.S. SOFR+0.81%)±	4.97	1-28-2028	3,000,000	3,027,009
Goldman Sachs Group, Inc. (U.S. SOFR+0.90%)±	4.15	10-21-2029	7,000,000	7,005,045
HSBC USA, Inc.	4.65	6-3-2028	5,600,000	5,693,638
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	2,000,000	2,018,155
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,674,167
Morgan Stanley Bank NA (U.S. SOFR+0.91%)±	5.02	1-12-2029	5,000,000	5,094,491
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	7,735,000	7,889,383
National Securities Clearing Corp.144A	4.35	5-20-2027	5,000,000	5,038,849
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47	3-20-2029	6,000,000	6,127,198
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,164,065
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	6,180,000	6,301,235
Wells Fargo & Co. Series W (U.S. SOFR+0.78%)±	4.90	1-24-2028	3,000,000	3,025,673
				89,190,418
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 13

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.20%
Citadel Finance LLC144A	3.38%	3-9-2026	$3,000,000	$2,988,611
Insurance: 2.30%
Brown & Brown, Inc.	4.70	6-23-2028	3,000,000	3,029,033
Corebridge Global Funding144A	4.25	8-21-2028	3,210,000	3,217,879
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,615,285
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,077,622
Northwestern Mutual Global Funding144A	4.13	8-25-2028	5,000,000	5,022,016
RGA Global Funding144A	4.35	8-25-2028	7,000,000	7,026,838
				33,988,673
Investment Companies: 1.14%
Ares Capital Corp. BDC	2.15	7-15-2026	5,000,000	4,924,383
Ares Strategic Income Fund BDC144A	4.85	1-15-2029	3,800,000	3,751,564
Blue Owl Capital Corp. BDC	2.63	1-15-2027	5,270,000	5,134,847
HPS Corporate Lending Fund BDC144A	4.90	9-11-2028	3,000,000	2,978,204
				16,788,998
REITs: 1.42%
American Tower Trust #1144A	5.49	3-15-2028	1,670,000	1,699,753
EPR Properties	4.75	12-15-2026	3,000,000	3,007,131
SBA Tower Trust144A	6.60	1-15-2028	5,099,000	5,220,119
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,914,347
WEA Finance LLC144A	4.13	9-20-2028	4,185,000	4,154,289
				20,995,639
Industrial: 1.86%
Electrical components & equipment: 0.34%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	5,000,000	5,057,011
Machinery-diversified: 0.36%
Regal Rexnord Corp.	6.05	2-15-2026	5,255,000	5,267,149
Packaging & containers: 0.48%
Amcor Flexibles North America, Inc.	4.80	3-17-2028	7,000,000	7,096,119
Trucking & leasing: 0.68%
GATX Corp.	5.40	3-15-2027	5,000,000	5,072,020
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,029,922
				10,101,942
Technology: 2.11%
Computers: 1.21%
Dell International LLC/EMC Corp.	4.15	2-15-2029	5,000,000	4,993,219
Hewlett Packard Enterprise Co.	4.45	9-25-2026	7,000,000	7,021,439
Kyndryl Holdings, Inc.	2.05	10-15-2026	5,919,000	5,802,944
				17,817,602
See accompanying notes to portfolio of investments
14 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors: 0.36%
Intel Corp.	3.75%	8-5-2027	$5,407,000	$5,369,411
Software: 0.54%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,000,000	3,012,114
Synopsys, Inc.	4.55	4-1-2027	5,000,000	5,034,875
				8,046,989
Utilities: 2.77%
Electric: 2.77%
Alliant Energy Finance LLC144A	5.40	6-6-2027	5,610,000	5,682,328
Dominion Energy, Inc.	4.60	5-15-2028	5,000,000	5,064,684
Emera U.S. Finance LP	3.55	6-15-2026	4,695,000	4,674,205
National Rural Utilities Cooperative Finance Corp.	4.75	2-7-2028	5,000,000	5,074,693
NextEra Energy Capital Holdings, Inc.	4.69	9-1-2027	7,000,000	7,074,089
Southern California Edison Co.	5.35	3-1-2026	5,000,000	5,011,623
Vistra Operations Co. LLC144A	3.70	1-30-2027	6,195,000	6,145,626
Vistra Operations Co. LLC144A	4.30	10-15-2028	2,175,000	2,169,421
				40,896,669
Total corporate bonds and notes (Cost $421,559,396)				425,232,836

	Shares
Investment companies: 0.92%
Exchange-traded funds: 0.92%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	13,565,892
Total investment companies (Cost $14,331,099)		13,565,892

			Principal
Municipal obligations: 0.06%
Indiana: 0.06%
Education revenue: 0.06%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	4.87	2-25-2044	$925,721	926,683
Total municipal obligations (Cost $918,234)				926,683
Non-agency mortgage-backed securities: 11.07%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.56	6-15-2042	3,000,000	3,005,625
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	3,657,748	3,676,907
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	325,672	314,846
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	232,130	224,392
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,301,366	1,239,290
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	707,964	710,148
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	274,061	269,985
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	695,748	694,001
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 15

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88%	7-25-2049	$392,555	$385,705
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.85	3-15-2042	5,005,000	4,983,128
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±%%	6.10	12-15-2044	4,950,000	4,956,187
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	4.86	11-15-2034	2,410,377	2,304,432
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	5.75	6-19-2031	50,456	50,024
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.88	6-19-2031	30,909	30,556
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	9,236,776	9,105,222
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	8,615,534	7,491,793
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	1,527,825	1,397,541
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	527,955	525,788
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	957,298	919,256
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	2,996,827	2,695,933
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	5,089,828	4,687,011
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	2,318	2,311
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	465,371	408,694
Finance of America Structured Securities Trust Series 2022-S6 Class A1144A	3.00	7-25-2061	3,719,611	3,713,797
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	3,991,994	3,874,438
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	10,039,390	9,501,342
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.26	11-15-2032	2,660,721	2,645,140
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	572,008	545,180
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.67	8-25-2054	4,384,131	4,393,275
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	18,932	18,552
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.66	10-15-2035	1,775,000	1,775,555
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	1,230,321	1,165,983
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,388,532	1,220,302
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,990,915	2,599,840
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	4.38	5-25-2067	9,963,884	9,928,420
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.22	6-15-2035	3,571,081	3,018,725
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	5,214,377	5,259,174
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,937,855	1,942,541
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	5,059,857	4,878,460
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.63	10-25-2032	1,273	1,283
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48	3-25-2065	444,340	432,442
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	597,948	570,239
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,889,156	1,784,888
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	4,322,294	3,930,695
NYMT Loan Trust Series 2025-INV2 Class A1144A±±	5.00	10-25-2060	4,972,674	4,988,302
See accompanying notes to portfolio of investments
16 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50%	2-25-2060	$521,885	$465,651
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	3,165,696	2,619,516
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	891,912	864,524
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month+1.55%)144A±	5.51	2-15-2039	20,000,000	19,996,318
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	2,088,298	2,007,758
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	1,365,078	1,295,116
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	362,775	356,055
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	332,430	327,686
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	413,384	409,361
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	1,803,231	1,775,143
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	8,173,416	7,422,373
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	1,992,372	1,809,103
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,196,065	1,093,577
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,772,276	1,693,386
Wells Fargo Commercial Mortgage Trust Series 2025-NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.70	6-15-2042	3,000,000	2,992,500
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.68	8-25-2032	70,051	70,294
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.68	8-25-2032	24,506	24,308
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.15	12-28-2037	25,314	25,191
Total non-agency mortgage-backed securities (Cost $170,395,649)				163,515,208
U.S. Treasury securities: 9.35%
U.S. Treasury Notes	3.50	9-30-2026	22,000,000	21,968,719
U.S. Treasury Notes	3.75	8-31-2026	95,925,000	95,947,033
U.S. Treasury Notes	4.25	1-31-2026	20,285,000	20,294,905
Total U.S. Treasury securities (Cost $138,215,297)				138,210,657
Yankee corporate bonds and notes: 8.07%
Basic materials: 0.05%
Chemicals: 0.05%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,875,000	733,687
Communications: 0.75%
Telecommunications: 0.75%
NTT Finance Corp.144A	4.57	7-16-2027	5,920,000	5,964,637
NTT Finance Corp.144A	5.10	7-2-2027	5,000,000	5,078,896
				11,043,533
Consumer, cyclical: 0.23%
Leisure time: 0.23%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	3,400,000	3,426,240
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 17

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.44%
Household products/wares: 0.44%
Reckitt Benckiser Treasury Services PLC144A	3.00%	6-26-2027	$6,570,000	$6,472,497
Financial: 5.76%
Banks: 4.60%
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	5,005,691
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	6,255,000	6,373,200
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.83%)±	4.82	6-13-2029	4,580,000	4,653,329
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87	3-6-2029	6,150,000	6,383,264
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,107,461
National Australia Bank Ltd.	4.50	10-26-2027	7,000,000	7,087,768
National Bank of Canada (U.S. SOFR+0.80%)±	4.95	2-1-2028	4,000,000	4,040,382
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,100,659
Skandinaviska Enskilda Banken AB144A	4.38	6-2-2028	7,000,000	7,078,332
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	10,010,246
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,155,335
				67,995,667
Diversified financial services: 0.76%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	4-1-2028	5,000,000	5,081,439
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,100,000	6,171,944
				11,253,383
Real estate: 0.40%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,847,540
Government securities: 0.40%
Multi-national: 0.40%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	6,000,000	5,956,568
Utilities: 0.44%
Electric: 0.44%
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	1,500,000	1,510,975
Enel Finance International NV144A	4.13	9-30-2028	5,000,000	5,003,620
				6,514,595
Total yankee corporate bonds and notes (Cost $118,784,799)				119,243,710
Yankee government bonds: 0.33%
Panama: 0.33%
Panama	3.88	3-17-2028	5,000,000	4,900,500
Total yankee government bonds (Cost $4,793,598)				4,900,500
See accompanying notes to portfolio of investments
18 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Yield	Shares	Value
Short-term investments: 15.05%
Investment companies: 4.58%
Allspring Government Money Market Fund Select Class♠∞##	3.93%	67,729,850	$67,729,850

			Maturity date	Principal
U.S. Treasury securities: 10.47%
U.S. Treasury Bills☼		3.45	12-9-2025	$43,000,000	42,962,827
U.S. Treasury Bills☼		3.64	12-18-2025	45,000,000	44,916,944
U.S. Treasury Bills☼		3.66	12-16-2025	37,000,000	36,939,806
U.S. Treasury Bills☼		3.73	12-23-2025	30,000,000	29,928,524
					154,748,101
Total short-term investments (Cost $222,479,626)					222,477,951
Total investments in securities (Cost $1,484,767,291)	100.25%				1,481,471,214
Other assets and liabilities, net	(0.25)				(3,765,092)
Total net assets	100.00%				$1,477,706,122

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
CLO	Collateralized loan obligation
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 19

Portfolio of investments—November 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$59,651,786	$287,368,577	$(279,290,513)	$0	$0	$67,729,850	67,729,850	$652,283
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(352)	3-20-2026	$(39,880,713)	$(39,897,000)	$0	$(16,287)
2-Year U.S. Treasury Notes	(723)	3-31-2026	(151,038,062)	(151,005,329)	32,733	0
5-Year U.S. Treasury Notes	(313)	3-31-2026	(34,350,337)	(34,356,640)	0	(6,303)
					$32,733	$(22,590)
See accompanying notes to portfolio of investments
20 | Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Ultra Short-Term Income Fund | 21

Notes to portfolio of investments—November 30, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$71,559,572	$0	$71,559,572
Asset-backed securities	0	320,270,412	1,567,793	321,838,205
Corporate bonds and notes	0	425,232,836	0	425,232,836
Investment companies	13,565,892	0	0	13,565,892
Municipal obligations	0	926,683	0	926,683
Non-agency mortgage-backed securities	0	163,515,208	0	163,515,208
U.S. Treasury securities	138,210,657	0	0	138,210,657
Yankee corporate bonds and notes	0	119,243,710	0	119,243,710
Yankee government bonds	0	4,900,500	0	4,900,500
Short-term investments
Investment companies	67,729,850	0	0	67,729,850
U.S. Treasury securities	154,748,101	0	0	154,748,101
	374,254,500	1,105,648,921	1,567,793	1,481,471,214
Futures contracts	32,733	0	0	32,733
Total assets	$374,287,233	$1,105,648,921	$1,567,793	$1,481,503,947
Liabilities
Futures contracts	$22,590	$0	$0	$22,590
Total liabilities	$22,590	$0	$0	$22,590
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of November 30, 2025, $2,919,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2025, the Fund did not have any transfers into/out of Level 3.
22 | Allspring Ultra Short-Term Income Fund